Net Loss per Share/Unit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Net Loss per Share/Unit [Abstract]
Schedule of Diluted Net Loss Per Unit	Based on the amounts outstanding at March 31, 2024 (Successor), the Company excluded the following financial instruments from the computation of diluted net loss per unit because their inclusion would be anti-dilutive:
Anti-Dilutive Instrument	March 31, 2024 (Successor)
Public Warrants	8,622,235
Private Placement Warrants	10,900,000
Earnout Shares	328,925
BHES Bonus Shares	2,068,416
Unvested Class A OpCo Units	848,415
Vested Class A OpCo Units	141,274,719
Unvested RSU’s	504,421
Total	164,547,131
Anti-Dilutive Instrument	March 31, 2023 (Predecessor)
Unvested profits interests	226,494
Member loan share options	—
Occidental Petroleum share options	—
Total	226,494

on the amounts outstanding at December 31, 2023 (Successor), the Company excluded the following financial instruments from the computation of diluted net loss per unit because their inclusion would be anti-dilutive due to the losses reported in the Successor Period:

Anti-Dilutive Instrument	December 31, 2023 (Successor)
Public Warrants	8,622,235
Private Placement Warrants	10,900,000
Earnout Shares	328,925
BHES Bonus Shares	2,068,416
Unvested Class A OpCo Units	848,415
Vested Class A OpCo Units	141,304,030
Unvested RSU’s	443,221
Total	164,515,242
Based on the amounts outstanding at December 31, 2022 (Predecessor), the Company excluded the following positions from the computation of diluted net loss per unit because their inclusion would be anti-dilutive due to the losses reported in the Predecessor Period:
Anti-Dilutive Instrument	December 31, 2022 (Predecessor)	June 7, 2023 (Predecessor)
Unvested profits interests	226,494	119,076
Member loan share options	34,588	—
Occidental Petroleum share options	711,111	—
Total	972,193	119,076

Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the three months ended March 31, 2024 (Successor):

Class A Common Stock
Numerator
Net loss	$(41,632)
Net loss attributable to shareholders	$(11,422)
Denominator
Weighted-average number shares outstanding, basic and diluted	71,895
Net loss per share attributable to shareholders, basic and diluted	$(0.16)
March 31, 2023 (Predecessor)
Numerator
Net loss	$(17,067)
Net loss attributable to membership interest holders	$(17,067)
Denominator
Weighted-average number membership interests outstanding, basic and diluted	3,748
Net loss per unit attributable to membership interest holders, basic and diluted	$(4.55)

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the period from June 8, 2023 through December 31, 2023 (Successor):

Class A Common Stock
Numerator
Net loss	$(141,816)
Net loss attributable to shareholders	$(43,056)
Denominator
Weighted-average number shares outstanding, basic and diluted	69,756
Net loss per share attributable to shareholders, basic and diluted	$(0.62)

The following table sets forth the computation of the Company’s basic and diluted net loss per unit for the period from January 1, 2023 through June 7, 2023 (Predecessor), and for the year ended December 31, 2022 (Predecessor), respectively:

	Period from January 1 – June 7, 2023 (Predecessor)	Year Ended December 31, 2022 (Predecessor)
Numerator
Net loss	$(34,176)	$(54,778)
Net loss attributable to membership interest holders	$(34,176)	$(54,778)

Denominator
Weighted-average number membership interests outstanding, basic and diluted	3,767	3,703
Net loss per unit attributable to membership interest holders, basic and diluted	$(9.07)	$(14.79)